CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Mar. 10, 2023	Dec. 31, 2022
Preferred stock, par value, (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000		1,000,000
Preferred stock, shares outstanding (in shares)	0	0		0
Preferred stock, shares issued (in shares)	0	0		0
Class A common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	280,000,000	280,000,000		280,000,000
Class A common stock subject to possible redemption
Class A common stock subject to possible redemption, outstanding (in shares)	4,345,663	4,345,663	6,630,703	28,750,000
Class A common stock subject to possible redemption, redemption value (in dollars per share)	$ 11.4	$ 10.81	$ 10.30	$ 10.25
Class A common stock not subject to possible redemption
Class A common stock subject to possible redemption, outstanding (in shares)		2,285,040
Common stock, shares issued (in shares)	10,816,995	10,816,995
Common stock, shares outstanding (in shares)	10,816,995	10,816,995		1,329,500
Class A common stock not subject to possible redemption
Common stock, shares issued (in shares)		10,817,000		1,329,500
Common stock, shares outstanding (in shares)		10,817,000		1,329,500
Class B Common Stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	20,000,000	20,000,000		20,000,000
Common stock, shares issued (in shares)	5	0		9,487,500
Common stock, shares outstanding (in shares)	5	0		9,487,500